Identification and business activity - Results of the discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating income
Sales of goods	$ 637,619	$ 821,930	$ 1,106,329
Cost of sales	(652,613)	(799,582)	(967,696)
Gross profit (loss)	(23,929)	(68,306)	(183,019)
Operating income (expenses), net
Reversal (provision) of contingent and others			(11,248)
Administrative expenses	(67,185)	(76,297)	(77,099)
Reversal of Impairment loss of long-lived assets, note 11(b)	2,083	(2,083)	5,693
Total operating expenses, net	(105,203)	(126,319)	(124,721)
Operating profit (loss)	81,274	58,013	(58,298)
Other income (expense), net
Finance costs, note 15(b)	(37,822)	(42,173)	(38,422)
Net gain (loss) from currency exchange difference	4,116	734	1,384
Profit (loss) from discontinued operations	(5,409)	10,514	11,808
Discontinued Operations Mining Activities [Member]
Operating income
Sales of goods	(1)	97	16,666
Cost of sales	0	(2)	(15,261)
Gross profit (loss)	(1)	95	1,405
Operating income (expenses), net
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	7,976
Reversal of provision for closure of mining unit (sale of Mallay mining unit), nota 15(b)	5,093
Reversal of provision for impairment of value of inventory (sale of Mallay mining unit), note 8(c)	1,220
Income from sale of supplies (sale of Mallay mining unit)	606
Reversal (provision) of contingent and others	13	(134)	(9)
Cost of sale of development costs, property, plant and equipment, nota 11(a)	(3,099)	(44)	(5,100)
Administrative expenses	(3,243)	(8,048)	(1,661)
Cost of sale of supplies (sale of Mallay mining unit)	(1,711)
Provision for impairment of value of inventory, note 8(c)	(377)	(320)
Changes in provision for closure of mining units	(58)	(1,912)	(6,013)
Reversal of Impairment loss of long-lived assets, note 11(b)	0		2,837
Others, net	(846)	117	(3,162)
Total operating expenses, net	5,574	(10,341)	(13,108)
Operating profit (loss)	5,573	(10,246)	(11,703)
Other income (expense), net
Finance costs, note 15(b)	(176)	(266)	(88)
Net gain (loss) from currency exchange difference	12	(2)	30
Profit (loss) before income tax	5,409	(10,514)	(11,761)
Income tax	0		(47)
Profit (loss) from discontinued operations	$ 5,409	$ (10,514)	$ (11,808)
Profit (loss) from the discontinued operations, per basic and diluted share, express in U. S. dollars	$ 0.03	$ (0.04)	$ (0.03)